Risk management - Sovereign risk and exposure to other public sector entities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Spain
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 283,953
Local sovereign other than official currency risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 10,013
Percentage of total sovereign risk	2.60%
Non-local sovereign cross border risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 7,011
Percentage of total sovereign risk	1.80%
Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 119,020	€ 129,923
Sovereign Risk | Standard & Poors AAA Rating
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	15.00%	18.00%	20.00%
Sovereign Risk | Standard & Poors AA Rating
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	32.00%	25.00%	24.00%
Sovereign Risk | Standard & Poors, A Rating
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	26.00%	25.00%	18.00%
Sovereign Risk | Standard & Poors BBB Rating
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	11.00%	14.00%	15.00%
Sovereign Risk | Less than BBB
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	16.00%	18.00%	23.00%
Sovereign Risk | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 13,780
Sovereign Risk | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	62,326
Sovereign Risk | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	42,914
Sovereign Risk | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Spain
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	19,557	€ 24,245
Sovereign Risk | Spain | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,574
Sovereign Risk | Spain | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,805
Sovereign Risk | Spain | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	14,178
Sovereign Risk | Spain | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Portugal
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	6,544	8,730
Sovereign Risk | Portugal | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(20)
Sovereign Risk | Portugal | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,287
Sovereign Risk | Portugal | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,277
Sovereign Risk | Portugal | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Italy
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	884	4,015
Sovereign Risk | Italy | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(73)
Sovereign Risk | Italy | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	634
Sovereign Risk | Italy | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	323
Sovereign Risk | Italy | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Greece
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0	0
Sovereign Risk | Greece | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Greece | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Greece | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Greece | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Ireland
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	9	0
Sovereign Risk | Ireland | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Ireland | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Ireland | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	9
Sovereign Risk | Ireland | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of eurozone
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,629	4,054
Sovereign Risk | Rest of eurozone | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(233)
Sovereign Risk | Rest of eurozone | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,231
Sovereign Risk | Rest of eurozone | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,631
Sovereign Risk | Rest of eurozone | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | United Kingdom
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	366	(97)
Sovereign Risk | United Kingdom | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(538)
Sovereign Risk | United Kingdom | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	676
Sovereign Risk | United Kingdom | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	228
Sovereign Risk | United Kingdom | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Poland
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	11,293	10,947
Sovereign Risk | Poland | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(15)
Sovereign Risk | Poland | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,819
Sovereign Risk | Poland | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	489
Sovereign Risk | Poland | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of Europe
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,368	1,070
Sovereign Risk | Rest of Europe | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of Europe | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	77
Sovereign Risk | Rest of Europe | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,291
Sovereign Risk | Rest of Europe | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | United States
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	22,469	15,548
Sovereign Risk | United States | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,050
Sovereign Risk | United States | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	13,803
Sovereign Risk | United States | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	7,616
Sovereign Risk | United States | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Brazil
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	28,559	27,717
Sovereign Risk | Brazil | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,733
Sovereign Risk | Brazil | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	16,432
Sovereign Risk | Brazil | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,394
Sovereign Risk | Brazil | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Mexico
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	13,509	21,029
Sovereign Risk | Mexico | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,150
Sovereign Risk | Mexico | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,253
Sovereign Risk | Mexico | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,106
Sovereign Risk | Mexico | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Chile
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	6,071	6,955
Sovereign Risk | Chile | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	56
Sovereign Risk | Chile | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,134
Sovereign Risk | Chile | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,881
Sovereign Risk | Chile | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of America
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,425	958
Sovereign Risk | Rest of America | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	94
Sovereign Risk | Rest of America | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	651
Sovereign Risk | Rest of America | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	680
Sovereign Risk | Rest of America | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of the world
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,337	€ 4,752
Sovereign Risk | Rest of the world | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2
Sovereign Risk | Rest of the world | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,524
Sovereign Risk | Rest of the world | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,811
Sovereign Risk | Rest of the world | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 0